Consolidated Statements of Income and Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value adjustments to cash flow hedges, tax	$ 0	$ (6.5)	$ (15.3)
Reclassification adjustments to cash flow hedges included in net income, tax	2.2	1.2	(0.7)
Amortization of pension and postretirement plans actuarial loss and prior service cost, tax	8.5	4.3	2.4
Changes in unfunded employee benefit obligations, tax	$ 20.4	$ (9.3)	$ (20.3)